Material Accounting Policies - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Decrease in loss allowance of ECL	₸ 12,653
Deferred membership fee revenue recognized period	1 year
IFRS S2 Climate-related Disclosures
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2024
IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2024
Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2024
Amendments to IAS 1 - Non-current Liabilities with Covenants
Disclosure of initial application of standards or interpretations [line items]
Date as at which entity plans to apply new IFRS initially	Jan. 01, 2024
Base Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	53.00%	57.00%
Optimistic Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	18.00%	25.00%
Pessimistic Scenario
Disclosure of initial application of standards or interpretations [line items]
Percentage of scenario assigned weight	29.00%	18.00%
Minimum
Disclosure of initial application of standards or interpretations [line items]
Percentage of estimated useful lives of intangible assets	10.00%
Restructured impaired loans recognized period	1 year
Maximum
Disclosure of initial application of standards or interpretations [line items]
Percentage of estimated useful lives of intangible assets	33.30%
Buildings and Construction
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	2.00%
Furniture and Computers and Intangible Assets | Minimum
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	10.00%
Furniture and Computers and Intangible Assets | Maximum
Disclosure of initial application of standards or interpretations [line items]
Percentage of depreciation per annum	33.30%